Net Income Per Share	12 Months Ended
Dec. 31, 2021
Net Income Per Share
Net Income Per Share
23.	Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
Numerator (RMB in thousands):
Net income from continuing operations attributable to NetEase, Inc’s shareholders	13,274,997	12,062,754	16,856,842
Net income from discontinued operations attributable to NetEase, Inc’s shareholders	7,962,519	—	—
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	21,237,516	12,062,754	16,856,842

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,220,473	3,305,448	3,325,864
Dilutive effect of restricted share units	29,499	44,311	41,614
Weighted average number of ordinary shares outstanding, diluted	3,249,972	3,349,759	3,367,478
Net income per share from continuing operations attributable to NetEase, Inc’s shareholders, basic (RMB)	4.12	3.65	5.07
Net income per share from discontinued operations attributable to NetEase, Inc’s shareholders, basic (RMB)	2.47	—	—
Net income per share, basic (RMB)	6.59	3.65	5.07
Net income per share from continuing operations attributable to NetEase, Inc’s shareholders, diluted (RMB)	4.08	3.60	5.01
Net income per share from discontinued operations attributable to NetEase, Inc’s shareholders, diluted (RMB)	2.45	—	—
Net income per share, diluted (RMB)	6.53	3.60	5.01

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted net income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the year. For the years ended December 31, 2019, 2020 and 2021, RSUs that were anti-dilutive and excluded from the calculation of diluted net income per share totaled approximately 11.4 million shares, 6.0 million shares and 6.7 million shares, respectively.